Retail Class | State Farm LifePath 2020 Fund
STATE FARM LIFEPATH 2020 FUND (NLWAX) (NLWBX) (SAWAX) (SAWBX)
Investment Objective:
The investment objective of the State Farm LifePath 2020 Fund (the “LifePath 2020 Fund” or the “Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath 2020 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.
What are the costs of investing in the Fund?
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 within the State Farm Mutual Fund Trust. More information about these and other discounts is available from your financial professional and in the Reduced Sales Charge Options section on page 89 of the Fund’s prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Retail Class - State Farm LifePath 2020 Fund - USD ($)		Class A	Class B	Premier	Legacy Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		5.00%	none	5.00%	none
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)		none	5.00%	none	3.00%
Maximum account fee	[1]	none	none	none	none
[1]	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Retail Class - State Farm LifePath 2020 Fund		Class A	Class B	Premier		Legacy Class B
Management Fees		0.27%	0.27%	0.27%		0.27%
Distribution [and/or Service] (12b-1) fees		0.25%	0.95%	0.25%		0.65%
Other Expenses		0.27%	0.27%	0.17%		0.27%
Acquired Fund Fees & Expenses	[1]	0.12%	0.12%	0.12%		0.12%
Total Annual Fund Operating Expenses		0.91%	1.61%	0.81%	[2]	1.31%
[1]	“Acquired Fund Fees & Expenses” are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies. These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund’s most recent shareholder report. Please note that the amount of “Total Annual Fund Operating Expenses” shown in the above table differs from the ratio of expenses to average net assets included in the “Financial Highlights” section of this Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees & Expenses.
[2]	With respect to Premier shares the expense information in the table above has been restated to reflect current fees.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Retail Class - State Farm LifePath 2020 Fund - USD ($)	After 1 year	After 3 years	After 5 years	After 10 years
Class A	588	776	979	1,564
Class B	664	858	1,076	1,724
Premier	579	746	927	1,452
Legacy Class B	433	690	918	1,469

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Retail Class - State Farm LifePath 2020 Fund - USD ($)	After 1 year	After 3 years	After 5 years	After 10 years
Class B	164	508	876	1,724
Legacy Class B	133	415	718	1,469

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests its assets in a combination of equity (including real estate investment trusts) and bond exchange traded funds and a money market fund (the “Underlying Funds”) in proportion to the Fund’s own comprehensive investment strategy. The Fund seeks to provide for retirement outcomes based on quantitatively measured risk. BlackRock Fund Advisors (“BFA”) serves as the sub-adviser to the Fund and selects investments for the Fund. BFA employs a multi-dimensional approach to assess risk for the Fund and to determine the Fund’s allocation across asset classes. As part of this multi-dimensional approach, BFA aims to quantify risk using proprietary risk measurement tools that, among other things, analyze historical and forward-looking securities market data, including risk, asset class correlations and expected returns. Certain Underlying Funds may invest in real estate investment trust (“REITs”), foreign securities, emerging markets securities, below investment-grade bonds, commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

As of March 31, 2017, the Fund held approximately 50% of its assets in Underlying Funds that invest primarily in equity securities, 50% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. As a stated time horizon approaches, the allocation gradually shifts from a greater concentration of higher-risk investments (namely, equity securities funds) to a greater concentration of lower-risk investments (namely, bond funds), thereby making the Fund increasingly conservative with lower expected return.
Principal Risks of Investing in the Fund
Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or another government agency. An investor in the Fund is subject to the following types of risk. Reference to the Fund in the description of risk below includes reference to the Underlying Funds in which the Fund invests.
  Allocation Risk.    The Fund’s ability to achieve its investment objective depends upon BFA’s skill in determining the Fund’s strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA’s evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.
  Concentration Risk.    To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector, asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, asset class, country, region or group of countries. The Fund also is subject to concentration risk because the Fund invests in a relatively small number of Underlying Funds. As a result, the appreciation or depreciation of any one Underlying Fund held by the Fund will have a greater impact on the Fund’s net asset value than it would if the Fund invested in a larger number of Underlying Funds.
  Convertible Securities Risk.    The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.
  Debt Securities Risk.    Debt securities, such as bonds, involve interest rate risk, credit risk, extension risk and prepayment risk, among other things.
  Interest Rate Risk—The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes can be sudden and unpredictable, and are influenced by a number of factors, including governmental policy, monetary policy, inflation expectations, perceptions of risk and supply and demand for bonds. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s investments would be expected to decrease by 10%. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management. To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities. These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance.
  Credit Risk—Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.
  Extension Risk—When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.
  Prepayment Risk—When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.
  Derivatives Risk.    The Fund’s use of derivatives may increase its costs, reduce the Fund’s returns and/or increase volatility. Derivatives involve significant risks, including:
  Volatility Risk—Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.
  Counterparty Risk—Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.
  Market and Liquidity Risk—The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.
  Valuation Risk—Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them.
  Leverage Risk—Certain transactions in derivatives involve substantial leverage risk and may expose the Fund to potential losses that exceed the amount originally invested by the Fund.
  Tax Risk—Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. Such treatment may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments.
  Regulatory Risk—Derivative contracts, including, without limitation, swaps, currency forwards and non-deliverable forwards, are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd- Frank Act”) in the United States and under comparable regimes in Europe, Asia and other non-U.S. jurisdictions. Under the Dodd-Frank Act, certain derivatives may become subject to margin requirements when regulations are finalized. Implementation of such regulations under the Dodd-Frank Act regarding clearing, mandatory trading and margining of swaps and other derivatives may increase the costs to the Fund of trading in these instruments and, as a result, may affect returns to investors in the Fund. In December 2015, the Securities and Exchange Commission (the “SEC”) proposed a new rule to regulate the use of derivatives by registered investment companies, such as the Fund. If the rule goes into effect, it could limit the ability of the Fund to invest or remain invested in derivatives.
  Emerging Markets Risk.    Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.
  Equity Securities Risk.    Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
  Foreign Securities Risk.    Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:
  The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.
  Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
  The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.
  The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
  Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.
  Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.
  The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe. These events may affect the value and liquidity of certain of the Fund’s investments.
  Investment Style Risk.    Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the Fund may underperform other funds that use different investment styles.
  Investments in Exchange Traded Funds Risk.    The Fund will invest substantially all of its assets in Underlying Funds that are exchange traded funds (“ETFs”) that are advised by BFA or one of its affiliates, so the Fund’s investment performance is directly related to the performance of the Underlying Funds. The Fund’s net asset value (“NAV”) will change with changes in the value of the Underlying Funds. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds.
  ETF-Specific Risk
  Management Risk.    If an ETF does not fully replicate the underlying index, it is subject to the risk that the manager’s investment management strategy may not produce the intended results.
  Passive Investment Risk.    ETFs are not actively managed and may be affected by a general decline in market segments relating to its index. An ETF typically invests in securities included in, or representative of, its index regardless of their investment merits and does not attempt to take defensive positions in declining markets.
  Representative Sampling Risk.    Representative sampling is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the index and resemble the index in terms of risk factors and other key characteristics. An ETF may or may not hold every security in the index. When an ETF deviates from a full replication indexing strategy to utilize a representative sampling strategy, the ETF is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the ETF may not have an investment profile similar to those of its index.
  Shares of an ETF May Trade at Prices Other Than Net Asset Value.    Shares of an ETF trade on exchanges at prices at, above or below their most recent net asset value. The per share net asset value of an ETF is calculated at the end of each business day and fluctuates with changes in the market value of the ETF’s holdings since the most recent calculation. The trading prices of an ETF’s shares fluctuate continuously throughout trading hours based on market supply and demand rather than net asset value. The trading prices of an ETF’s shares may deviate significantly from net asset value during periods of market volatility. Any of these factors may lead to an ETF’s shares trading at a premium or discount to net asset value. However, because shares can be created and redeemed in Creation Units, which are aggregated blocks of shares that authorized participants who have entered into agreements with the ETF’s distributor can purchase or redeem directly from the ETF, at net asset value (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset values), large discounts or premiums to the net asset value of an ETF are not likely to be sustained over the long-term. While the creation/redemption feature is designed to make it likely that an ETF’s shares normally trade on exchanges at prices close to the ETF’s next calculated net asset value, exchange prices are not expected to correlate exactly with an ETF’s net asset value due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from net asset value. If a shareholder purchases at a time when the market price is at a premium to the net asset value or sells at a time when the market price is at a discount to the net asset value, the shareholder may sustain losses.
  Tracking Error Risk.    Imperfect correlation between an ETF’s portfolio securities and those in its index, rounding of prices, the timing of cash flows, the ETF’s size, changes to the index and regulatory requirements may cause tracking error, the divergence of an ETF’s performance from that of its underlying index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because an ETF incurs fees and expenses while its underlying index does not.
  Junk Bonds Risk.    Although junk bonds, also known as high-yield bonds, generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund.
  Leverage Risk.    Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.
  Market Risk and Selection Risk.    Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
  Mortgage- and Asset-Backed Securities Risk.    Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.
  Passive Investment Risk.    Because BFA does not select individual companies in the underlying indexes for the Underlying Funds, the Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.
  REIT Investment Risk.    Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.
  Retirement Income Risk.    The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Fund name; this will depend on the amount of money you have invested in the Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement and your other assets and income sources.
  Securities Lending Risk.    Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. An Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Underlying Fund.
  Small and Mid-Capitalization Company Risk.    Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.
  U.S. Government Obligations Risk.    Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.
The Fund must maintain cash balances to meet redemption requests which may lower overall Fund performance.

An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.
Investment Results
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Premier shares. Sales charges or loads are not reflected in the bar chart, and if the amounts were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns, which reflect the deduction of the maximum sales charges or loads, for the periods listed to measures of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at https://www.statefarm.com/finances/mutual-funds/investment-resources/price-performance-distributions/state-farm-fund-performance or by calling 1-800-447-4930.
Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were: Best quarter: 13.67%, during the second quarter of 2009. Worst quarter: -14.24%, during the fourth quarter of 2008.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result. The after-tax returns are shown for Premier shares only, and the after-tax returns for Class A, Class B and Legacy Class B shares will vary.
Average Annual Total Returns (For the periods ended December 31, 2016)
Average Annual Total Returns - Retail Class - State Farm LifePath 2020 Fund		1 Year	5 Years	10 Years
Premier Shares	[1]	0.46%	4.54%	2.67%
Premier Shares | Return After Taxes on Distributions	[1]	(0.71%)	3.40%	1.83%
Premier Shares | Return After Taxes on Distributions and Sale of Fund Shares	[1]	0.88%	3.32%	1.93%
Legacy Class B Shares		2.16%	4.83%	2.90%
Class A Shares		0.38%	4.52%	2.66%
Class B Shares		(0.07%)	4.52%	2.66%
Blended Benchmark (reflects no deduction for fees, expenses or taxes.)		6.56%	6.48%	4.34%
S&P 500 Index (reflects no deduction for fees, expenses or taxes.)		11.96%	14.66%	6.95%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes.)		2.65%	2.23%	4.35%
[1]	(formerly known as Legacy Class A shares)

The blended benchmark is a hypothetical representation of the performance of the LifePath 2020 Fund’s asset classes according to their weightings as of the most recent quarter end. The weightings of the various indexes that are included in the LifePath 2020 Fund’s custom benchmark are adjusted quarterly to reflect the LifePath 2020 Fund’s changing asset allocations over time. As of December 31, 2016, the following indexes are used to calculate the LifePath 2020 Fund’s custom benchmark: Bloomberg Barclays U.S. Aggregate Bond Index, Russell 1000 Index, Russell 2000 Index, MSCI ACWI ex-U.S. IMI Index, Cohen & Steers Realty Majors Index and Bloomberg Barclays U.S. TIPS Index.